ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Successor
Accrued Liabilities and Other Liabilities [Line Items]
Accrued compensation and benefits	$ 21,435	$ 20,088
Litigation related accrual	20,500	0
Purchase card payable	6,029	5,207
Accrued sales tax	4,691	5,352
Other	17,284	18,829
Accrued expenses and other current liabilities	$ 69,939	$ 49,476